Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Changes in Carrying Amount of Goodwill [Abstract]
Beginning of year	$ 2,213,460	$ 1,721,330	$ 2,213,460
Acquisition (Note 10)	3,407,008	2,649,513		2,213,460
Impairment of goodwill	(4,703,996)	(3,658,135)
End of period	$ 916,472	$ 712,708	$ 2,213,460	$ 2,213,460